SHARE CAPITAL - General (Details)	12 Months Ended
	Dec. 31, 2017 Vote shares	Mar. 27, 2018 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares	Dec. 31, 2014 shares
SHARE CAPITAL
Shares issued		477,441,751
Common shares
SHARE CAPITAL
Voting rights for each share | Vote	1
Shares issued	102,915,574		78,683,345	66,764,947	53,842,344
Preferred shares
SHARE CAPITAL
Voting rights for each share | Vote	0
Shares issued	0
Shares outstanding	0